Additional analysis of debt securities	6 Months Ended
Jun. 30, 2021
Additional analysis of debt securities
Additional analysis of debt securities

C1.1   Additional analysis of debt securities

This note provides additional analysis of the Group’s debt securities. With the exception of certain debt securities, largely in Jackson, classified as ‘available-for-sale’ under IAS 39, the Group’s debt securities are carried at fair value through profit or loss.

(i)     Holdings by consolidated investment funds of the Group

Of the Group’s debt securities, the following amounts were held by the consolidated investment funds from continuing operations.

	2021 $m	2020 $m
	30 Jun	31 Dec
Debt securities held by consolidated investment funds from continuing operations	14,791	15,928

(ii)     Group bank debt exposure

The Group exposures held by the shareholder-backed business within continuing operations in bank debt securities are analysed below. The table excludes assets held to cover linked liabilities and those of the consolidated investment funds.

	2021 $m					2020 $m
	Senior debt	Subordinated debt			30 Jun	31 Dec
					Group
Shareholder-backed business	Total	Tier 1	Tier 2	Total	total	Group total
Asia	890	180	86	266	1,156	1,307
Eurozone	89	—	41	41	130	78
United Kingdom	147	3	67	70	217	199
United States	1,000	3	41	44	1,044	939
Other	101	1	58	59	160	159
Continuing operations	2,227	187	293	480	2,707	2,682